Schedule of Investments

July 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.4%)
Communication Services (6.9%)
AT&T	98,000	$1,423
Comcast, Cl A	49,600	2,245
Fox	15,500	518
Meta Platforms, Cl A*	9,000	2,867
Nexstar Media Group, Cl A	2,500	467
TEGNA	15,800	267
Verizon Communications	50,700	1,728
Walt Disney*	5,600	498

		10,013

Consumer Discretionary (8.8%)
AutoNation*	3,600	580
AutoZone*	200	496
Best Buy	5,600	465
Bloomin’ Brands	17,500	470
BorgWarner	10,200	474
Dick’s Sporting Goods	3,400	479
DR Horton	4,600	584
eBay	15,500	690
Foot Locker	10,100	271
Ford Motor	76,100	1,005
General Motors	33,000	1,266
Goodyear Tire & Rubber*	17,465	281
Harley-Davidson	8,400	324
Home Depot	1,500	501
Lear	2,400	372
Lennar, Cl A	6,400	812
Lowe’s	3,300	773
McDonald’s	1,700	499
Phinia*	2,040	58
PulteGroup	8,700	734
Signet Jewelers	4,300	346
Thor Industries	3,400	393
Toll Brothers	6,900	554
Whirlpool	2,300	332

		12,759

Consumer Staples (6.5%)
Altria Group	31,400	1,426
Archer-Daniels-Midland	13,100	1,113
Conagra Brands	15,900	522
Ingredion	3,100	345
Kellogg	5,400	361
Kraft Heinz	20,600	745
Kroger	18,000	876
Molson Coors Beverage, Cl B	11,000	767
Philip Morris International	4,800	479
Procter & Gamble	6,300	985
Sprouts Farmers Market*	13,300	522
Walmart	6,700	1,071

		9,212

LSV Conservative Value Equity Fund

	Shares	Value (000)
Energy (9.5%)
APA	14,300	$579
Chevron	15,800	2,586
ConocoPhillips	13,300	1,566
Coterra Energy	17,800	490
Devon Energy	8,700	470
EOG Resources	4,700	623
ExxonMobil	38,800	4,161
Halliburton	12,400	485
HF Sinclair	6,220	324
Marathon Petroleum	8,500	1,130
Phillips 66	5,600	625
Valero Energy	5,600	722

		13,761

Financials (22.7%)
Aflac	13,500	977
Ally Financial	10,200	311
American Express	2,200	372
American International Group	12,500	754
Ameriprise Financial	1,900	662
Annaly Capital Management‡	6,600	133
Bank of America	45,200	1,446
Bank of New York Mellon	21,100	957
Berkshire Hathaway, Cl B*	10,700	3,766
Capital One Financial	5,100	597
Chubb	2,900	593
Citigroup	22,300	1,063
Citizens Financial Group	13,600	439
Discover Financial Services	5,400	570
East West Bancorp	8,200	510
F&G Annuities & Life	782	20
Fidelity National Financial	11,500	451
Fifth Third Bancorp	12,200	355
First American Financial	6,300	399
Fiserv*	3,900	492
FS KKR Capital	12,100	245
Global Payments	3,900	430
Goldman Sachs Group	4,400	1,566
Hartford Financial Services Group	12,400	891
JPMorgan Chase	22,000	3,475
KeyCorp	29,800	367
MetLife	16,100	1,014
MGIC Investment	22,000	368
Morgan Stanley	8,600	787
Navient	17,400	331
Old Republic International	19,200	529
PayPal Holdings*	6,000	455
PNC Financial Services Group	5,700	780
Radian Group	20,400	549
Regions Financial	28,300	577
State Street	10,400	754
Synchrony Financial	10,800	373

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Financials (continued)
Synovus Financial	8,200	$278
Travelers	4,000	690
Truist Financial	22,300	741
US Bancorp	9,300	369
Wells Fargo	38,500	1,777
Western Union	10,800	132
Zions Bancorp	7,200	275

		32,620

Health Care (17.6%)
Abbott Laboratories	4,400	490
Amgen	4,200	983
Biogen*	1,300	351
Bristol-Myers Squibb	27,600	1,716
Cardinal Health	8,700	796
Centene*	12,600	858
Cigna Group	5,600	1,652
CVS Health	17,500	1,307
Danaher	1,600	408
DaVita*	4,500	459
Elevance Health	900	424
Fortrea Holdings*	1,500	48
Gilead Sciences	22,100	1,683
HCA Healthcare	4,300	1,173
Hologic*	3,300	262
Incyte*	8,100	516
Jazz Pharmaceuticals*	3,800	496
Johnson & Johnson	19,600	3,284
Laboratory Corp of America Holdings	1,500	321
McKesson	2,800	1,126
Medtronic	5,300	465
Merck	18,800	2,005
Organon	1,250	28
Pfizer	58,800	2,120
Quest Diagnostics	3,700	500
Thermo Fisher Scientific	1,100	604
Universal Health Services, Cl B	2,200	306
Viatris, Cl W	49,400	520
Zimmer Biomet Holdings	3,000	414

		25,315

Industrials (10.2%)
3M	5,700	635
Acuity Brands	2,100	347
AGCO	3,900	519
Allison Transmission Holdings	11,400	669
ArcBest	6,400	744
Builders FirstSource*	6,400	925
Carrier Global	9,600	572
Caterpillar	3,000	795
CNH Industrial	5,500	79
CSX	15,000	500

LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrials (continued)
Cummins	3,800	$991
Deere	1,100	473
Delta Air Lines	12,200	564
FedEx	5,300	1,431
General Electric	4,000	457
Hillenbrand	7,000	364
Lockheed Martin	800	357
ManpowerGroup	3,200	252
Owens Corning	5,800	812
PACCAR	6,300	543
Parker-Hannifin	1,300	533
RTX	7,100	624
Snap-on	2,500	681
Textron	7,000	545
United Airlines Holdings*	3,900	212

		14,624

Information Technology (9.1%)
Amdocs	5,000	468
Amkor Technology	20,700	602
Analog Devices	2,200	439
Arrow Electronics*	3,500	499
Cirrus Logic*	5,900	477
Cisco Systems	44,000	2,290
Cognizant Technology Solutions, Cl A	6,500	429
Dell Technologies, Cl C	11,600	614
Diodes*	5,425	513
DXC Technology*	3,109	86
Hewlett Packard Enterprise	54,100	940
HP	24,400	801
Intel	31,100	1,112
International Business Machines	6,000	865
NetApp	4,100	320
Oracle	5,200	610
QUALCOMM	5,300	700
TD SYNNEX	3,500	345
VMware, Cl A*	4,053	639
Xerox Holdings	20,900	334

		13,083

Materials (4.3%)
Berry Global Group	8,600	564
Chemours	11,400	422
Eastman Chemical	4,700	402
Graphic Packaging Holding	19,400	469
Huntsman	11,400	339
LyondellBasell Industries, Cl A	7,200	712
Mosaic	9,500	387
Nucor	6,100	1,050
Steel Dynamics	6,400	682
Sylvamo	7,900	388
Tronox Holdings	20,000	266

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Materials (continued)
Westrock	9,600	$320

		6,001

Real Estate (1.5%)
Brixmor Property Group‡	13,900	316
Medical Properties Trust‡	22,800	230
Sabra Health Care REIT‡	25,700	334
Simon Property Group‡	3,300	411
Spirit Realty Capital‡	5,000	202
Uniti Group‡	51,600	288
Weyerhaeuser‡	13,800	470

		2,251

Utilities (2.3%)
Entergy	6,500	667
Evergy	8,000	480
NextEra Energy	4,400	323
NRG Energy	18,200	691
PPL	14,300	394
UGI	11,900	321
Vistra	17,700	497

		3,373

TOTAL COMMON STOCK (Cost $122,559)		143,012

	Face Amount (000)
Repurchase Agreement (0.0%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $90 (collateralized by various U.S. Treasury obligations, ranging in par value $0 -$87, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $92)	$90	90

TOTAL REPURCHASE AGREEMENT (Cost $90)		90

Total Investments – 99.4% (Cost $122,649)		$143,102

Percentages are based on Net Assets of $143,911 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-002-3400

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